Debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Breakdown of borrowings and related terms	The accompanying tables present information about the long-term debt outstanding, its maturity and average interest rates in 2025 and 2024.
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2025
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,135	108	1,027	-	1,027	12.6	6.2%
EUR bonds	5,659	632	5,027	2,747	2,280	4.5	2.5%
Forward contracts	274	152	123	123	-	1.2	0.5%
Lease liabilities	963	207	757	479	277	3.5	4.0%
Bank borrowings	1	1	-	-	-	1.0	1.0%
Other long-term debt	-	-	-	-	-	3.6	1.3%
Long-term debt	8,032	1,098	6,934	3,349	3,584	5.4	3.2%
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2024
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,408	131	1,276	122	1,154	12.3	6.3%
EUR bonds	4,917		4,917	2,639	2,278	4.7	2.3%
Forward contracts	148	82	66	66	-	1.3	1.2%
Lease liabilities	1,073	219	854	506	347	3.8	3.7%
Bank borrowings	1	1	1	1	-	1.5	1.0%
Other long-term debt	-	-	-	-	-	3.2	1.2%
Long-term debt	7,546	434	7,113	3,333	3,779	5.9	3.2%
The accompanying table presents the amount outstanding and effective rate of bonds.
Philips Group
Unsecured Bonds in millions of EUR unless otherwise stated

	Effective rate	2025	2024
Unsecured EUR Bonds
Due 22/05/2026; 1/2%	0.608%	632	750
Due 05/05/2027; 1 7/8%	2.049%	687	750
Due 02/05/2028; 1 3/8%	1.523%	480	500
Due 05/11/2029; 2 1/8%	2.441%	595	650
Due 30/03/2030; 2%	2.128%	500	500
Due 31/05/2030; 3 2/8%	3.324%	500
Due 08/09/2031; 4 2/8%	4.33%	500	500
Due 31/05/2032; 3 3/4%	4.043%	700	700
Due 05/05/2033; 2 5/8%	2.71%	600	600
Due 31/05/2035; 4%	4.092%	500
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%		52
Due 15/05/2025; 7 1/8%	6.794%		79
Due 01/06/2026; 7 1/5%	6.885%	108	121
Due 03/11/2038; 6 7/8%	7.21%	620	697
Due 15/03/2042; 5%	5.273%	426	480
Adjustments ¹		(54)	(55)
Unsecured Bonds		6,794	6,324
[1]Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs
Philips Group
Short-term debt in millions of EUR

	2025	2024
Short-term bank borrowings	52	92
Current portion of long-term debt	1,098	434
Short-term debt	1,151	526

Lease liabilities	The accompanying table presents a reconciliation between the total of future minimum lease payments and their present value.
Philips Group
Lease liabilities in millions of EUR

	2025			2024
	Future minimum lease payments	Interest	Present value of minimum lease payments	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	241	34	207	255	35	219
Between one and five years	556	76	479	592	85	506
More than five years	304	27	277	385	38	347
Lease liabilities	1,101	137	963	1,232	159	1,073